7. MINERAL PROPERTY INTERESTS (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Capitalized mineral property acquisition Cost	$ 41,310,811	$ 44,419,538
Ann Mason [Member]
Capitalized mineral property acquisition Cost	40,889,455	43,966,474
Other [Member]
Capitalized mineral property acquisition Cost	$ 421,356	$ 453,064